Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Schedule of Related Party Transactions
	2014	2013
Beginning balance as of December 31, 2013	$-	$-
Monies owed	218,195	-
Monies paid	(203,145)	-
Ending balance as of December 31, 2014	$15,050	$-

Chief Executive Officer [Member]
Schedule of Related Party Transactions

The Chief Executive Officer is the sole owner of Rocco Advisors, which was paid for management consulting services provided to the Company.

	2015	2014
Beginning Balance as of January 1,	$-	$-
Monies owed	60,000	-
Monies paid	(60,000)	-
Ending Balance as of September 30,	$-	$-

Chief Technical Officer [Member]
Schedule of Related Party Transactions

The Chief Technical Officer is the sole owner of WEBA Technologies, which was paid for products sold to GlyEco, primarily consisting of additive packages for antifreeze. The Company also incurred expenses for consulting services provided by the Chief Technical Officer in the ordinary course of business, totaling $112,500 during the nine months ended September 30, 2015. These transactions are summarized below.

	2015	2014
Beginning Balance as of January 1,	$15,050	$-
Monies owed	137,624	-
Monies paid	(142,743)	-
Ending Balance as of September 30,	$9,931	$-

Former Chief Executive Officer / Director [Member]
Schedule of Related Party Transactions

The former Chief Executive Officer is the sole owner of Barcid Investment Group, which was owed $62,500 as of December 31, 2014, for management and consulting services provided to the Company. The former Chief Executive Officer is the sole owner of Picard Investment Group, which is paid for advisory consulting services provided to the Company.

	2015	2014
Beginning Balance as of January 1,	$62,500	$114,434
Monies owed	9,000	29,898
Monies paid	(71,500)	(44,332)
Ending Balance as of September 30,	$-	$100,000